Filed electronically with the Securities and Exchange Commission on December 1, 2008

                                                               File No. 02-14400
                                                              File No. 811-00642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 113                     |X|
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 93                             |X|


                          DWS International Fund, Inc.
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000

                                  John Millette
                       One Beacon Street, Boston, MA 02108
                       -----------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

|X |     Immediately upon filing pursuant to paragraph (b)
|__|     On December 1, 2008 pursuant to paragraph (b)
|__|     60 days after filing pursuant to paragraph (a)(1)
|__|     On ______________ pursuant to paragraph (a)(1)
|__|     75 days after filing pursuant to paragraph (a)(2)
|__|     On ______________ pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

|__| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------



This Post-Effective Amendment No. 113 to the Registration Statement on Form N-1A (the "Amendment") for DWS International Fund, Inc. (the "Registrant") is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of replacing the signature page for the Registrant as provided in Post-Effective Amendment No. 112 to the Registration Statement, which was filed with the Commission on November 28, 2008 (Accession No 0000088053-08-001297). Parts A and B of Post-Effective Amendment No. 112 to the Registration Statement are incorporated herein by reference.




                              PART A -- PROSPECTUS
                              --------------------


The Prospectuses for DWS International Fund - Classes A, B, C, Institutional and S and DWS International Value Opportunities Fund - Classes A, C, Institutional and S are incorporated by reference to Part A of Post-Effective Amendment No. 112 to the Registration Statement filed on November 28, 2008 (Accession No 0000088053-08-001297).


                  PART B -- STATEMENT OF ADDITIONAL INFORMATION
                  ---------------------------------------------


The Statements of Additional Information for DWS International Fund - Classes A, B, C, Institutional and S and DWS International Value Opportunities Fund - Classes A, C, Institutional and S are incorporated by reference to Part B of Post-Effective Amendment No. 112 to the Registration Statement filed on November 28, 2008 (Accession No 0000088053-08-001297).

This Amendment is not intended to update or amend any other prospectuses or statements of additional information of the registrant's other series or classes.

                          DWS INTERNATIONAL FUND, INC.
                          ----------------------------

                                     PART C

                                OTHER INFORMATION

Item 23.      Exhibits

                (a)             (1)      Articles of Amendment and Restatement of the Registrant dated June 23,
                                         2006.
                                         (Incorporated by reference to Post-Effective Amendment No. 107 to the
                                         Registration Statement, as filed on June 30, 2006.)

                                (2)      Articles Supplementary dated June 29, 2006.
                                         (Incorporated by reference to Post-Effective Amendment No. 107 to the
                                         Registration Statement, as filed on June 30, 2006.)

                                (3)      Articles Supplementary dated January 29, 2008 are filed herein.


                                (4)      Articles Supplementary dated February 12, 2008 are filed herein.


                (b)             (1)      Amended and Restated By-Laws, dated April 1, 2008 are filed herein.


                (c)                      Inapplicable.

                (d)             (1)      Investment Management Agreement between the Registrant, on behalf DWS
                                         Europe Equity Fund, DWS International Fund and DWS Latin America (dated
                                         June 1, 2006), DWS Emerging Markets Equity Fund (dated July 1, 2006) and
                                         DWS International Value Opportunities Fund (dated July 3, 2006) and
                                         Deutsche Investment Management Americas Inc.
                                         (Incorporated by reference to Post-Effective Amendment No. 108 to the
                                         Registration Statement, as filed on December 1, 2006.)

                (e)                      Underwriting Agreement between the Registrant and Scudder Distributors,
                                         Inc. dated September 30, 2002.  (Incorporated by reference to
                                         Post-Effective Amendment No. 89 to the Registration Statement, as filed on
                                         November 1, 2002.)

                (f)                      Inapplicable.

                (g)             (1)      Form of Amended and Restated Master Custodian Agreement between the
                                         Registrant and Brown Brothers Harriman & Co. dated October 17, 2008, is filed herein.

                                (2)      Form of Amended and Restated Global Custody Agreement dated September 29,
                                         2008 and amended October 17, 2008, between the Registrant and JP Morgan
                                         Chase Bank, N.A, is filed herein.

                (h)             (1)      Agency Agreement between the Registrant and DWS Scudder Investments
                                         Service Company, dated April 1, 2007.   (Incorporated by reference to
                                         Post-Effective Amendment No. 110 to the Registration Statement, as filed on November 30, 2007.)



                                       3

                                (2)      Shareholder Services Agreement between the Registrant, for Classes A, B and C shares, and Scudder Distributors, Inc. dated April 5, 2002.
                                         (Incorporated by reference to Post-Effective Amendment No. 84 to the
                                         Registration Statement, as filed on March 1, 2001.)

                                (3)      Letter of Indemnity to the Scudder Funds dated October 13, 2004.
                                         (Incorporated by reference to Post-Effective Amendment No. 102 to the
                                         Registration Statement, as filed on December 2, 2005.)

                                (4)      Letter of Indemnity to the Scudder Funds dated October 13, 2004.
                                         (Incorporated by reference to Post-Effective Amendment No. 102 to the
                                         Registration Statement, as filed on December 2, 2005.)

                                (5)      Letter of Indemnity to the Independent Directors dated October 13, 2004.
                                         (Incorporated by reference to Post-Effective Amendment No. 102 to the
                                         Registration Statement, as filed on December 2, 2005.)

                                (6)      Form of Amended And Restated Administrative Services Agreement between the
                                         Registrant and Deutsche Investment Management Americas Inc., dated October
                                         1, 2008, is filed herein.

                                (7)      Form of Mutual Fund Rule 22c-2 Information Sharing Agreement between DWS
                                         Scudder Distributors Inc. and certain financial intermediaries, is filed herein.

                                (8)      Form of Expense Limitation Agreement, is filed herein.


                (i)             (1)      Opinion of Counsel, dated December 26, 2002.
                                         (Incorporated by reference to Post-Effective Amendment No. 91 to the
                                         Registration Statement, as filed on December 27, 2002.)

                                (2)      Opinion of Counsel (in regards to DWS International Value Opportunities
                                         Fund: Classes A, C, S and Institutional).
                                         (Incorporated by reference to Post-Effective Amendment No. 107 to the
                                         Registration Statement, as filed on June 30, 2006.)

                (j)                      Report of Independent Registered Public Accounting Firm is filed herein.

                (k)                      Inapplicable.

                (l)                      Inapplicable.

                (m)             (1)      Rule 12b-1 Plan for Scudder International Fund - Classes A, B and C
                                         shares, dated December 29, 2000.
                                         (Incorporated by reference to Post-Effective Amendment No. 84 to the
                                         Registration Statement, as filed on March 1, 2001.)

                                (2)      Rule 12b-1 Plan for Scudder Emerging Markets Growth Fund - Classes A, B
                                         and C shares, dated December 29, 2000.
                                         (Incorporated by reference to Post-Effective Amendment No. 84 to the
                                         Registration Statement, as filed on March 1, 2001.)



                                       4

                                (3)      Rule 12b-1 Plan for Scudder Greater Europe Growth Fund - Classes A, B and
                                         C shares, dated December 29, 2000.
                                         (Incorporated by reference to Post-Effective Amendment No. 84 to the
                                         Registration Statement, as filed on March 1, 2001.)

                                (4)      Rule 12b-1 Plan for Scudder Latin America Fund - Classes A, B and C
                                         shares, dated December 29, 2000.
                                         (Incorporated by reference to Post-Effective Amendment No. 84 to the
                                         Registration Statement, as filed on March 1, 2001.)

                                (5)      Rule 12b-1 Plan for DWS International Value Opportunities Fund - Class A
                                         shares, dated July 5, 2006.
                                         (Incorporated by reference to Post-Effective Amendment No. 108 to the
                                         Registration Statement, as filed on December 1, 2006.)

                                (6)      Rule 12b-1 Plan for DWS International Value Opportunities Fund - Class C
                                         shares, dated July 5, 2006.
                                         (Incorporated by reference to Post-Effective Amendment No. 108 to the
                                         Registration Statement, as filed on December 1, 2006.)

                (n)                      Amended and Restated Plan with respect to the Registrant pursuant to Rule
                                         18f-3 dated October 12, 2004.  (Incorporated by reference to
                                         Post-Effective Amendment No. 100 to the Registration Statement, as filed on December 2, 2004.)

                (p)             (1)      Code of Ethics for Deutsche Asset Management International GmbH.
                                         (Incorporated by reference to Post-Effective Amendment No. 111 to the
                                         Registration Statement.)

                                (2)      Consolidated Fund Code of Ethics dated March 14, 2006.
                                         (Incorporated by reference to Post-Effective Amendment No. 108 to the
                                         Registration Statement, as filed on December 1, 2006.)

                                (3)      Code of Ethics for Deutsche Asset Management - U.S., effective January 1,
                                         2008 (Incorporated by reference to Post-Effective Amendment No. 111 to the
                                         Registration Statement.)


Item 24.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

Sections 4.1, 4.2 and 4.3 of Article Fourth of Registrant's Articles of Amendment and Restatement, included as Exhibit (a)(1) to this Registration Statement and filed herein by reference, provide as follows:

Section 4.1. Limitation of Liability. To the fullest extent permitted by the 1940 Act and the Maryland General Corporation Law, no director or former director and no officer or former officer of the Corporation shall be personally liable to the Corporation or its Shareholders for money damages. No amendment to the Charter or repeal of any of its provisions shall limit or eliminate the benefits provided by this Section 4.1 to directors or former directors or officers or former officers with respect to any act or omission that occurred prior to such amendment or repeal.

Section 4.2.  Indemnification.

(a) Any word or words used in this Section 4.2 that are defined in Section 2-418 of the Maryland General Corporation Law (the "Indemnification Section") shall have the same meaning as defined in the Indemnification Section.

(b) The Corporation shall indemnify and advance expenses to a director or officer (which includes, with respect to any such person, any person who is or was an officer of the Corporation and any person who, while an officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan) of the Corporation in connection with a proceeding to the fullest extent permitted by and in accordance with the Indemnification Section and the 1940 Act. The foregoing rights of indemnification and advancement of expenses shall not be exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled.

(c) No amendment to this Charter or repeal of any of its provisions shall limit or eliminate the protection afforded by this Section 4.2 to a director or officer (as that term is described in subsection (b) above) with respect to any act or omission that occurred prior to such amendment or repeal.

Section 4.3. Reliance on Experts. Subject to any requirements of the 1940 Act and the Maryland General Corporation Law, the appointment, designation or identification of a director as the chairperson of the Board of Directors, as a member or chairperson of a committee of the Board of Directors, an expert on any topic or in any area (including an audit committee financial expert), or the lead independent director, or any other special appointment, designation or identification of a director, shall not impose on that person any standard of care or liability that is greater than that imposed on that person as a director in the absence of the appointment, designation or identification, and no director who has special skills or expertise, or is appointed, designated or identified as aforesaid, shall be held to a higher standard of care by virtue thereof. In addition, and subject to any contrary requirements of the 1940 Act and the Maryland General Corporation Law, no appointment, designation or identification of a director as aforesaid shall affect in any way that director's rights or entitlement to indemnification.

Sections 11.1, 11.2, and 11.3 of Article 11 of Registrant's By-Laws, included as Exhibit (b)(5) to this Registration Statement and filed herein by reference, provide as follows:

11.1 Indemnification of Directors and Officers. The Corporation shall indemnify and advance expenses to its current and former Directors and officers to the extent provided by the Charter.

11.2 Indemnification of Employees and Agents. With respect to employees and agents who are not officers or Directors of the Corporation, the Corporation may, as determined by the Board of Directors, indemnify and advance expenses to such persons to the extent permissible under the Maryland General Corporation Law, the Securities Act of 1933, as amended, and the 1940 Act, as such statutes are now or hereafter in force.

11.3 Other Rights. The indemnification and advancement of expenses provided by this Article 11 or provided by the Charter shall not be deemed exclusive of any other right, in respect of indemnification, advancement of expenses or otherwise, to which those seeking such indemnification or advancement of expenses may be entitled under any insurance, contract or other agreement, vote of shareholders or Directors or otherwise. Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the provisions of this Article with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.

Deutsche Investment Management Americas, Inc. (hereafter, "DIMA"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, "Covered Matters"), including without limitation:

1. all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

2. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

3. any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

4. any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DIMA will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DIMA and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

5. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DIMA has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DIMA.


Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  DWS Investments Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc.

                  (b)

                  Information on the officers and directors of DWS Investments Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Investments Distributors, Inc.       Offices with Registrant
          ----------------               ----------------------------------       -----------------------

         Philipp Hensler                Director, Chairman of the Board and CEO   None
         345 Park Avenue
         New York, NY 10154

         Michael Colon                  Director and Chief Operating Officer      None
         345 Park Avenue
         New York, NY 10154

         Thomas Winnick                 Director and President                    None
         345 Park Avenue
         New York, NY 10154



                                       8

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Investments Distributors, Inc.       Offices with Registrant
          ----------------               ----------------------------------       -----------------------

         Cliff Goldstein                Chief Financial Officer and Treasurer     None
         100 Plaza One
         Jersey City, NJ 07311

         Robert Froehlich               Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Paul Schubert                  Vice President                            Chief Financial Officer
         345 Park Avenue
         New York, NY 10154

         Mark Perrelli                  Vice President                            None
         345 Park Avenue
         New York, NY 10154

         Donna White                    Chief Compliance Officer                  None
         280 Park Avenue
         New York, NY 10017

         Jason Vazquez                  Vice President and AML Compliance Officer Anti-Money Laundering
         280 Park Avenue                                                          Compliance Officer
         New York, NY 10017

         Caroline Pearson               Secretary                                 Assistant Secretary
         One Beacon Street
         Boston, MA 02108

         Philip J. Collora              Assistant Secretary                       None
         222 South Riverside Plaza
         Chicago, IL 60606

         Patricia DeFilippis            Assistant Secretary                       Assistant Secretary
         280 Park Avenue
         New York, NY 10017

         Anjie LaRocca                  Assistant Secretary                       None
         280 Park Avenue
         New York, NY 10017



         (c)      Not applicable


Item 28.          Location of Accounts and Records
--------          --------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Records relating to the duties of the Registrant's custodian are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by DWS Investments Service Company ("DISC"), 210 West 10th Street, Kansas City, Missouri 64105, or at the offices of DST Systems, Inc., 333 West 11th Street, Kansas City, Missouri 64105, the sub-transfer agent for the Registrant. Records relating to shareholder services functions are maintained by DISC.

Item 29.          Management Services
--------          -------------------

                  Inapplicable.

Item 30.          Undertakings
--------          ------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 18th day of November 2008.

                                       DWS INTERNATIONAL FUND, INC.

                                       By: /s/Michael G. Clark
                                           -------------------
                                           Michael G. Clark*

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/Michael G. Clark
 -------------------------------------
 Michael G. Clark*                          President                                    November 18, 2008

 /s/Paul H. Schubert
 -------------------------------------
 Paul H. Schubert                           Chief Financial Officer and Treasurer        November 18, 2008

 /s/John W. Ballantine
 -------------------------------------
 John W. Ballantine*                        Director                                     November 18, 2008

 /s/Henry P. Becton, Jr.
 -------------------------------------
 Henry P. Becton, Jr.*                      Director                                     November 18, 2008

 /s/Dawn-Marie Driscoll
 -------------------------------------
 Dawn-Marie Driscoll*                       Chairperson and Director                     November 18, 2008

 /s/Keith R. Fox
 -------------------------------------
 Keith R. Fox*                              Director                                     November 18, 2008

 /s/Paul K. Freeman
 -------------------------------------
 Paul K. Freeman*                           Vice Chairperson and Director                November 18, 2008

 /s/Kenneth C. Froewiss
 -------------------------------------
 Kenneth C. Froewiss*                       Director                                     November 18, 2008

 /s/Richard J. Herring
 -------------------------------------
 Richard J. Herring*                        Director                                     November 18, 2008

 /s/William McClayton
 -------------------------------------
 William McClayton*                         Director                                     November 18, 2008

 /s/Rebecca W. Rimel
 -------------------------------------
 Rebecca W. Rimel*                          Director                                     November 18, 2008

 /s/William N. Searcy, Jr.
 -------------------------------------
 William N. Searcy, Jr.*                    Director                                     November 18, 2008



 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/Jean Gleason Stromberg
 -------------------------------------
 Jean Gleason Stromberg*                    Director                                     November 18, 2008

 /s/Robert H. Wadsworth
 -------------------------------------
 Robert H. Wadsworth*                       Director                                     November 18, 2008

 /s/Axel Schwarzer
 -------------------------------------
 Axel Schwarzer*                            Director                                     November 18, 2008

*By:     /s/Caroline Pearson
         -------------------
         Caroline Pearson**
         Assistant Secretary

**       Attorney-in-fact pursuant to the powers of attorney as filed herein.

Cash Account Trust                     DWS Institutional Funds             DWS Strategic Government
Cash Management Portfolio              DWS International Fund, Inc.                Securities Fund
Cash Reserve Fund, Inc.                DWS Investment Trust                DWS Strategic Income Fund
DWS Advisor Funds                      DWS Investments VIT Funds           DWS Strategic Municipal Income
DWS Balanced Fund                      DWS Investors Funds, Inc.                   Trust
DWS Blue Chip Fund                     DWS Money Funds                     DWS Target Date Series
DWS Communications Fund, Inc.          DWS Money Market Trust              DWS Target Fund
DWS Dreman Value Income                DWS Multi-Market Income Trust       DWS Tax Free Trust
        Edge Fund, Inc.                DWS Municipal Income Trust          DWS Technology Fund
DWS Equity 500 Index Portfolio         DWS Municipal Trust                 DWS Value Builder Fund, Inc.
DWS Equity Partners Fund, Inc.         DWS Mutual Funds, Inc.              DWS Value Equity Trust
DWS Equity Trust                       DWS Portfolio Trust                 DWS Value Series, Inc.
DWS Global/International Fund,         DWS RREEF Real Esate Fund,          DWS Variable Series I
        Inc.                                   Inc.                        DWS Variable Series II
DWS Global Commodities Stock           DWS RREEF Real Estate Fund II,      Investors Cash Trust
        Fund, Inc.                             Inc.                        Tax-Exempt California Money
DWS Global High Income Fund, Inc.      DWS RREEF World Real Estate &               Market Fund
DWS High Income Series                         Tactical Fund, Inc.         The Central Europe & Russia
DWS High Income Trust                  DWS Securities Trust                        Fund, Inc.
DWS Income Trust                       DWS State Tax Free Trust            The European Equity Fund, Inc.
                                       DWS State Tax-Free Income           The New Germany Fund, Inc.
                                               Series
                                       DWS Strategic Income Trust


                                 (each a "Fund")

                                Power of Attorney

KNOW ALL PERSONS BY THESE PRESENTS, that the following person, whose signature appears below, does hereby constitute and appoint John Millette, Thomas Connors and Caroline Pearson, and each of them, severally, with full powers of substitution, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to enable the Fund to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement pursuant to the 1933 Act and the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as President of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

SIGNATURE                     TITLE                         DATE
---------                     -----                         ----
                              President                     September 25, 2008
/s/Michael G. Clark
--------------------
Michael G. Clark

                                 DWS FUNDS BOARD
                                 ---------------

                     CERTIFICATE OF THE ASSISTANT SECRETARY

          I, Caroline Pearson, do hereby certify as follows:

1. That I am the duly elected Assistant Secretary of the Funds listed on the attached Appendix A, (each a "Fund," and each Fund's underlying portfolios, if applicable, a "Series");

2. I further certify that the following is a complete and correct copy of resolutions adopted by the members of the Board of Directors/Trustees of the Funds at meetings duly called, convened and held on September 19, 2008, at which a quorum was present and acting throughout, and that such resolutions have not been amended and are in full force and effect:


                  WHEREAS, the President of the Fund, Michael Clark, desires to execute a Power of Attorney and thereby delegate legal authority to the below-designated individuals to sign Registration Statements, including any amendments, on his behalf:

                  NOW THEREFORE BE IT:

                  RESOLVED, that the following individuals be, and they hereby are, and each of them hereby is, given a Power of Attorney in substantially the form presented to this meeting, with such changes as the officers, with the advice of counsel, shall recommend, to sign the Fund's Registration Statements, including any amendments:

                  Thomas Connors
                  John Millette
                  Caroline Pearson; and

                  FURTHER RESOLVED, that any Registration Statement signed pursuant to such Power of Attorney shall comply with Rule 483
                  (b) of the Securities Act of 1933 as amended, including, but not limited to the inclusion of: (1) a copy of the authorizing Power of Attorney; and (2) a certified copy of the resolutions of the Board authorizing such delegation as Exhibits thereto.

IN WITNESS WHEREOF, I hereunto set my hand this twenty-fourth day of September, 2008.


                                                 /s/Caroline Pearson
                                                 -------------------
                                                 Caroline Pearson
                                                 Assistant Secretary

                                   APPENDIX A

CASH ACCOUNT TRUST, and its series:
Government & Agency Securities Portfolio
Money Market Portfolio
Tax-Exempt Portfolio

CASH MANAGEMENT PORTFOLIO

CASH RESERVE FUND, INC., and its series:
Prime Series

DWS ADVISOR FUNDS, and its series:
DWS Core Fixed Income Fund
DWS High Income Plus Fund
DWS International Select Equity Fund
DWS Lifecycle Long Range Fund
DWS Micro Cap Fund
DWS Mid Cap Growth Fund
DWS RREEF Real Estate Securities Fund
DWS RREEF Global Real Estate Securities Fund
DWS Short Duration Fund
DWS Short Duration Plus Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Growth Fund
NY Tax Free Money Fund
Tax Free Money Fund Investment

DWS BALANCED FUND

DWS BLUE CHIP FUND

DWS COMMUNICATIONS FUND, INC.

DWS DREMAN VALUE INCOME EDGE FUND, INC.

DWS EQUITY 500 INDEX PORTFOLIO

DWS EQUITY PARTNERS FUND, INC.

DWS EQUITY TRUST, and its series:
DWS Alternative Asset Allocation Plus Fund
DWS Core Plus Allocation Fund
DWS Disciplined Long/Short Growth Fund
DWS Disciplined Long/Short Value Fund
DWS Disciplined Market Neutral Fund

DWS GLOBAL COMMODITIES STOCK FUND, INC.

DWS GLOBAL/INTERNATIONAL FUND, INC., and its series:
DWS Emerging Markets Fixed Income Fund
DWS Global Bond Fund
DWS Global Opportunities Fund
DWS Global Thematic Fund
DWS RREEF Global Infrastructure Fund

DWS GLOBAL HIGH INCOME FUND, INC.

DWS HIGH INCOME SERIES
DWS High Income Fund

DWS HIGH INCOME TRUST

DWS INCOME TRUST, and its series:
DWS GNMA Fund

DWS INSTITUTIONAL FUNDS, and its series:
Cash Management Fund Institutional
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
DWS Commodity Securities Fund
DWS EAFE Equity Index Fund
DWS Equity 500 Index Fund
DWS Inflation Protected Plus Fund
DWS U.S. Bond Index Fund

DWS INTERNATIONAL FUND, INC. , and its series:
DWS Emerging Markets Equity Fund
DWS Europe Equity Fund
DWS International Fund
DWS International Value Opportunities Fund
DWS Latin America Equity Fund

DWS INVESTMENT TRUST, and its series:
DWS Capital Growth Fund
DWS Growth & Income Fund
DWS Large Company Growth Fund
DWS S&P 500 Index Fund
DWS Small Cap Core Fund

DWS INVESTMENTS VIT TRUST, and its series:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

DWS INVESTORS FUNDS, INC., and its series:
DWS Japan Equity Fund

DWS MONEY FUNDS, and its series:
DWS Money Market Prime Series

DWS MONEY MARKET TRUST, and its series
DWS Money Market Series

DWS MULTI-MARKET INCOME TRUST

DWS MUNICIPAL INCOME TRUST

DWS MUNICIPAL TRUST, and its series:
DWS Strategic High Yield Tax-Free Fund
DWS Managed Municipal Bond Fund

DWS MUTUAL FUNDS, INC., and its series:
DWS Gold & Precious Metals Fund

DWS PORTFOLIO TRUST, and its series:
DWS Core Plus Income Fund
DWS Floating Rate Plus Fund

DWS RREEF REAL ESTATE FUND, INC.

DWS RREEF REAL ESTATE FUND II, INC.

DWS RREEF WORLD REAL ESTATE & TACTICAL STRATEGIES FUND, INC.

DWS SECURITIES TRUST, and its series:
DWS Climate Change Fund
DWS Health Care Fund

DWS STATE TAX-FREE INCOME SERIES, and its series:
DWS California Tax-Free Income Fund
DWS New York Tax-Free Income Fund

DWS STATE TAX FREE TRUST, and its series:
DWS Massachusetts Tax-Free Fund

DWS STRATEGIC GOVERNMENT SECURITIES FUND

DWS STRATEGIC INCOME TRUST

DWS STRATEGIC INCOME FUND

DWS STRATEGIC MUNICIPAL INCOME TRUST

DWS TARGET DATE SERIES, and its series:
DWS LifeCompass Retirement Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund

DWS TARGET FUND, and its series:
DWS Target 2010 Fund
DWS Target 2011 Fund
DWS Target 2012 Fund
DWS Target 2013 Fund
DWS Target 2014 Fund
DWS LifeCompass Income Fund
DWS LifeCompass Protect Fund

DWS TAX FREE TRUST, and its series
DWS Intermediate Tax/AMT Free Fund

DWS TECHNOLOGY FUND

DWS VALUE BUILDER FUND, INC.


DWS VALUE EQUITY TRUST, and its series:
DWS Enhanced S&P 500 Index Fund
DWS Equity Income Fund

DWS VALUE SERIES, INC. and its series:
DWS Dreman Concentrated Value Fund
DWS Dreman High Return Equity Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS Large Cap Value Fund

DWS VARIABLE SERIES I, and its series
DWS Bond VIP
DWS Capital Growth VIP
DWS Global Opportunities VIP
DWS Growth & Income VIP
DWS Health Care VIP
DWS International VIP

DWS VARIABLE SERIES II, and its series
DWS Balanced VIP
DWS Blue Chip VIP
DWS Conservative Allocation VIP
DWS Core Fixed Income VIP
DWS Davis Venture Value VIP
DWS Dreman High Return Equity VIP
DWS Dreman Small Mid Cap Value VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS Growth Allocation VIP
DWS High Income VIP
DWS International Select Equity VIP
DWS Janus Growth & Income VIP
DWS Large Cap Value VIP
DWS Mid Cap Growth VIP
DWS Moderate Allocation VIP
DWS Money Market VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Technology VIP
DWS Turner Mid Cap Growth VIP

INVESTORS CASH TRUST, and its series:
Treasury Portfolio

TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

                          DWS INTERNATIONAL FUND, INC.

                                Power of Attorney

KNOW ALL PERSONS BY THESE PRESENTS, that the following persons, whose signatures appear below, do hereby constitute and appoint Thomas Connors, John Millette and Caroline Pearson, and each of them, severally, or if more than one acts, a majority of them, their true and lawful attorney and agent to execute in their name, place and stead (in such capacity) any and all amendments to enable DWS INTERNATIONAL FUND, INC. (the "Fund") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-1A pursuant to the 1933 Act and the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

---------------------------------------------------------- ----------------------------- -----------------------------------
SIGNATURES                                                 TITLE                         DATE
---------------------------------------------------------- ----------------------------- -----------------------------------
/s/John W. Ballantine
-----------------------------
John W. Ballantine                                         Director                      April 1, 2008
---------------------------------------------------------- ----------------------------- -----------------------------------

/s/Henry P. Becton, Jr.
-----------------------------
Henry P. Becton, Jr.                                       Director                      April 1, 2008
---------------------------------------------------------- ----------------------------- -----------------------------------

/s/Dawn-Marie Driscoll
-----------------------------
Dawn-Marie Driscoll                                        Director                      April 1, 2008
---------------------------------------------------------- ----------------------------- -----------------------------------

/s/Keith R. Fox
-----------------------------
Keith R. Fox                                               Director                      April 1, 2008
---------------------------------------------------------- ----------------------------- -----------------------------------

/s/Paul K. Freeman
-----------------------------
Paul K. Freeman                                            Director                      April 1, 2008
---------------------------------------------------------- ----------------------------- -----------------------------------

/s/Kenneth C. Froewiss
-----------------------------
Kenneth C. Froewiss                                        Director                      April 1, 2008
---------------------------------------------------------- ----------------------------- -----------------------------------

/s/Richard J. Herring
-----------------------------
Richard J. Herring                                         Director                      April 1, 2008
---------------------------------------------------------- ----------------------------- -----------------------------------

/s/William McClayton
-----------------------------
William McClayton                                          Director                      April 1, 2008
---------------------------------------------------------- ----------------------------- -----------------------------------

/s/Rebecca W. Rimel
-----------------------------
Rebecca W. Rimel                                           Director                      April 1, 2008
---------------------------------------------------------- ----------------------------- -----------------------------------

/s/William N. Searcy, Jr.
-----------------------------
William N. Searcy, Jr.                                     Director                      April 1, 2008
---------------------------------------------------------- ----------------------------- -----------------------------------

/s/Jean Gleason Stromberg
-----------------------------
Jean Gleason Stromberg                                     Director                      April 1, 2008
---------------------------------------------------------- ----------------------------- -----------------------------------

/s/Robert H. Wadsworth
-----------------------------
Robert H. Wadsworth                                        Director                      April 1, 2008
---------------------------------------------------------- ----------------------------- -----------------------------------

/s/Axel Schwarzer
-----------------------------
Axel Schwarzer                                             Director                      April 1, 2008
---------------------------------------------------------- ----------------------------- -----------------------------------

                                                              File No.: 02-14400
                                                             File No.: 811-00642


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A


                        POST-EFFECTIVE AMENDMENT No. 113

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 93

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                          DWS INTERNATIONAL FUND, INC.

                          DWS INTERNATIONAL FUND, INC.

                                  EXHIBIT INDEX
                                     (a)(3)
                                     (a)(4)
                                     (b)(1)
                                     (g)(1)
                                     (g)(2)
                                     (h)(6)
                                     (h)(7)
                                     (h)(8)
                                       (j)





                                       12